Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Schedule of property and equipment balances

(in thousands)	2018	2017
Computer and other equipment	$446,000	424,957
Buildings and improvements	275,396	262,499
Furniture and other equipment	167,578	141,927
Land	15,677	16,195
Other	1,171	724
Total property and equipment	905,822	846,302
Less accumulated depreciation and amortization	(522,748)	(521,084)
Property and equipment, net	$383,074	325,218

Schedule of equipment under capital lease arrangements

(in thousands)	2018	2017
Computer and other equipment (acquired under capital lease arrangements)	$91,526	92,553
Furniture and other equipment (acquired under capital lease arrangements)	6,104	5,451
Total equipment	97,630	98,004
Less accumulated depreciation:
Computer and other equipment	(47,903)	(44,327)
Furniture and other equipment	(4,859)	(4,520)
Total accumulated depreciation	(52,762)	(48,847)
Total equipment, net	$44,868	49,157